FINANCIAL OBLIGATIONS - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 41,958,506	$ 54,710,814	$ 47,548,630	$ 41,958,506
Change in accounting policies on January 1, 2019	2,225,545
Cash flows from financing activities:
Dividends paid to shareholders		(1,230,841)	(1,330,241)	(1,266,920)
Dividends paid to non-controlling interest		(913,356)	(946,034)	(804,302)
Issuance of debt securities (excluding interest issuance of debt securities)		2,932,471	5,733,500	3,130,254
Interest issuance of debt securities		(1,191)	(7,180)	18,633
Payment of outstanding debt securities		(1,631,318)	(2,185,636)	(1,544,225)
Leases		(472,084)	(429,636)	(362,334)
Redemption of preferred shares		(29,751)	(379,320)
Equity transaction		120	(51,004)	(67,097)
Net cash used in financing activities		(1,345,950)	404,449	(895,991)
Cash flows from operating activities:
Accrued interest		1,804,269	1,755,825	1,426,064
Interest paid		(1,759,103)	(1,695,599)	(1,297,807)
Other changes		4,750,822	4,000,134	1,528,563
Total liabilities related to other changes		4,795,988	4,060,360	1,656,820
Total equity related to other changes		2,548,846	2,697,375	2,603,750
Balance at end of period		60,709,698	54,710,814	47,548,630
Subscribed and paid-in capital
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	22,281	22,281	22,281	22,281
Cash flows from operating activities:
Balance at end of period		22,281	22,281	22,281
Share premium [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	8,472,336	8,470,870	8,445,766	8,472,336
Cash flows from financing activities:
Equity transaction			(546)	(26,570)
Net cash used in financing activities			(546)	(26,570)
Cash flows from operating activities:
Total equity related to other changes		19,929	25,650
Balance at end of period		8,490,799	8,470,870	8,445,766
Non-controlling interest
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	11,764,639	14,782,259	13,497,702	11,764,639
Cash flows from financing activities:
Redemption of preferred shares		(29,751)	(379,320)
Equity transaction		120	(50,458)	(40,527)
Net cash used in financing activities		(29,631)	(429,778)	(40,527)
Cash flows from operating activities:
Other changes		(823,551)	(957,390)	(830,160)
Total liabilities related to other changes		(823,551)	(957,390)	(830,160)
Total equity related to other changes		2,528,917	2,671,725	2,603,750
Balance at end of period		16,457,994	14,782,259	13,497,702
Dividends Payable [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	535,310	648,874	631,111	535,310
Cash flows from financing activities:
Dividends paid to shareholders		(1,230,841)	(1,330,241)	(1,266,920)
Dividends paid to non-controlling interest		(913,356)	(946,034)	(804,302)
Net cash used in financing activities		(2,144,197)	(2,276,275)	(2,071,222)
Cash flows from operating activities:
Other changes		2,093,857	2,294,038	2,167,023
Total liabilities related to other changes		2,093,857	2,294,038	2,167,023
Balance at end of period		598,534	648,874	631,111
Bonds issued [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	20,140,351	27,760,797	21,918,268	20,140,351
Cash flows from financing activities:
Issuance of debt securities (excluding interest issuance of debt securities)		2,932,471	5,733,500	3,130,254
Interest issuance of debt securities		(1,191)	(7,180)	18,633
Payment of outstanding debt securities		(1,631,318)	(2,185,636)	(1,544,225)
Net cash used in financing activities		1,299,962	3,540,684	1,604,662
Cash flows from operating activities:
Accrued interest		1,631,055	1,545,009	1,220,437
Interest paid		(1,590,137)	(1,503,675)	(1,103,218)
Other changes		3,156,256	2,260,511	56,036
Total liabilities related to other changes		3,197,174	2,301,845	173,255
Balance at end of period		32,257,933	27,760,797	21,918,268
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,023,589	3,025,733	3,033,502	1,023,589
Change in accounting policies on January 1, 2019	$ 2,225,545
Cash flows from financing activities:
Leases		(472,084)	(429,636)	(362,334)
Net cash used in financing activities		(472,084)	(429,636)	(362,334)
Cash flows from operating activities:
Accrued interest		173,214	210,816	205,627
Interest paid		(168,966)	(191,924)	(194,589)
Other changes		324,260	402,975	135,664
Total liabilities related to other changes		328,508	421,867	146,702
Balance at end of period		$ 2,882,157	$ 3,025,733	$ 3,033,502